Commitments And Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 24, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 M	Dec. 31, 2011	Dec. 31, 2010
Contingencies And Commitments [Line Items]
Rent expense under cancelable and non-cancelable operating leases	$ 0.7	$ 0.4	$ 0.7	$ 2.1	$ 1.3	$ 2.6		$ 4.4	$ 4.4
Collateral for outstanding irrevocable		0.9			0.9	0.9	0.9
Term of letter of credit							12
Outstanding performance and surety bonds		48.4			48.4	64.4	64.4
Project commitments		92.4			92.4
Non-refundable deposits		25.4			25.4	3.8	3.8
Total purchase price						97.1	97.1
Remaining purchase price of land		238.6			238.6	39.0	39.0
Additional deposits							2.5
Real estate inventories not owned and liabilities from inventories not owned							2.5
Minimum [Member]
Contingencies And Commitments [Line Items]
Non-refundable deposit		15.00%			15.00%	15.00%	15.00%
Maximum [Member]
Contingencies And Commitments [Line Items]
Non-refundable deposit		25.00%			25.00%	25.00%	25.00%
Construction In Progress [Member]
Contingencies And Commitments [Line Items]
Project commitments						$ 60.9	$ 60.9